ORGANIZATION AND BASIS OF PRESENTATION (Initial Public Offering) (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 29, 2014 USD ($) $ / shares shares	Dec. 31, 2017 segment
Subsidiary, Sale of Stock [Line Items]
Number of reportable segments | segment		1
Date of incorporation		Jun. 13, 2014
Commencement of operations date	Sep. 29, 2014
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from IPO | $	$ 100.4
Issuance of Class A shares in Initial Public Offering, net of underwriters discount (in shares)	6,000,000
Issuance of Class A shares, offering price (in dollars per share) | $ / shares	$ 18.00
Percentage of common stock owned by LLC personnel for voting rights entitlement, minimum	10.00%
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of Class A shares in Initial Public Offering, net of underwriters discount (in shares)	100
Voting rights multiplier upon LLC ownership threshold	10